Related Party Transactions (Details) - Schedule of Due to Related Parties - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Due to Related Parties [Line Items]
Due to related parties	€ (38,336)	€ (47,950)
Ultimate partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties
Senior partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(2,537,552)	(3,847,166)
Other group companies [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(784)	(784)
Related Party [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(2,538,336)	(3,847,950)
Credits Pending to Pay [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(2,427,823)	(3,800,000)
Credits Pending to Pay [Member] | Ultimate partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties
Credits Pending to Pay [Member] | Senior partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(2,427,823)	(3,800,000)
Credits Pending to Pay [Member] | Other group companies [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties
Credits Pending Collection [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(784)	71,660
Credits Pending Collection [Member] | Ultimate partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties
Credits Pending Collection [Member] | Senior partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties		72,444
Credits Pending Collection [Member] | Other group companies [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(784)	(784)
Trade Payable [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(109,729)	(119,610)
Trade Payable [Member] | Ultimate partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties
Trade Payable [Member] | Senior partner [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties	(109,729)	(119,610)
Trade Payable [Member] | Other group companies [Member]
Schedule of Due to Related Parties [Line Items]
Due to related parties